Other assets	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	March 31, 2013	March 31, 2012
Prepaid lease payments (note 8)	$764	$895
Intangible assets (note 13(b))	8,625	12,866
Deferred financing costs (note 13(c))	4,973	6,141
	$14,362	$19,902

b) Intangible assets

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Other intangible assets	$350	$328	$22
Internal-use software	21,914	13,311	8,603
	$22,264	$13,639	$8,625

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,445	$2,997
Other intangible assets	2,364	1,204	1,160
Internal-use software	16,825	9,644	7,181
Patents	2,017	489	1,528
	$25,648	$12,782	$12,866

During the year ended March 31, 2013, the Company capitalized $5,081 (2012 – $3,537; 2011 – $4,748) related to internally developed computer software. There was no internal-use software written down during the year and writedown expense of $nil was included in amortization of intangible assets during the year ended March 31, 2013 (2012 – $249; 2011 – $nil).
Amortization of intangible assets for the year ended March 31, 2013 was $3,694 (2012 – $4,287; 2011 – $2,150). The estimated amortization expense for future years is as follows:

For the year ending March 31,
2014	$3,430
2015	2,612
2016	1,801
2017	782
2018 and thereafter	—
$8,625

c) Deferred financing costs

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,861	$5,384	$477
Series 1 Debentures	6,886	2,390	4,496
	$12,747	$7,774	$4,973

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,422	$4,652	$770
Series 1 Debentures	6,886	1,515	5,371
	$12,308	$6,167	$6,141

During the year ended March 31, 2013, financing fees of $439 were incurred in connection with modifications made to the amended and restated credit agreement (2012 – $60; 2011 – $1,034) (note 16(b)). During the year ended March 31, 2013, financing fees of $nil were incurred in connection with the Series 1 Debentures (2012 – $nil; 2011 - $5,846) (note 16(e)). These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the credit agreement and the Series 1 Debentures, respectively.
Amortization of deferred financing costs included in interest expense for the year ended March 31, 2013 was $1,607 (2012 – $1,591; 2011 – $1,609). Upon redemption of the 8 3/4% senior notes on April 28, 2010, the unamortized deferred financing costs related to the 8 3/4% senior notes of $4,324 were expensed and included in the loss on debt extinguishment (note 16(d)). In addition, $183 related to amortization of deferred financing costs incurred up to the redemption date was included in interest expense for the year ended March 31, 2011.